Property and equipment, net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 4,787,772	$ 9,953,570
Less: accumulated depreciation and amortization	(3,771,265)	(5,916,276)
Property and equipment, net	1,016,507	4,037,294
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	0	4,764,519
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,198,086	4,498,081
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	294,712	344,788
Information Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	250,400	263,007
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 44,574	$ 83,175